UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ]
adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Liberty Capital Management
         ---------------------------------------------
Address: 401 South Old Woodward
         Suite 430
         Birmingham, MI 48009
         ---------------------------------------------


Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles W. Brown
         -------------------------
Title:   Vice President
         -------------------------
Phone:   248.258.9290
         -------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown                  Birmingham, MI                  4/28/2009
--------------------                  --------------                  ---------
    [Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28- 03742
   -------  ----------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           67
                                         -----------
Form 13F Information Table Value Total:  $52,526,000
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN  CALL  DISCRTN  MANAGERS   SOLE   SHARED  NONE
-----------------------------  --------------  ---------  ---------  -------  ---  ----  -------  --------  ------  ------  -----
ABBOTT LABS COM                COM             002824100      2046     42899  SH         SOLE                42899
AFFILIATED COMPUTER CL A       CL A            008190100       253      5275  SH         SOLE                 5275
AFLAC INC COM                  COM             001055102       830     42858  SH         DEFINED             42508     350
ALTRIA GROUP INC               COM             02209s103       417     26015  SH         SOLE                26015
AMERICAN TEL&TELEG CO COM      COM             00206r102       442     17526  SH         SOLE                17526
AMGEN INC COM                  COM             031162100       331      6680  SH         SOLE                 6680
APPLIED MATLS INC COM          COM             038222105       173     16050  SH         DEFINED             11250    4800
AUTOMATIC DATA PROCESS COM     COM             053015103       241      6850  SH         SOLE                 6850
BANK OF AMERICA                COM             060505104       170     24876  SH         SOLE                24876
BAXTER INTL INC COM            COM             071813109       643     12545  SH         SOLE                12545
CENTURYTEL INC                 COM             156700106       260      9256  SH         SOLE                 9256
CHEVRONTEXACO CORP COM         COM             166764100      2061     30645  SH         SOLE                30645
CHURCH & DWIGHT INC COM        COM             171340102      1992     38135  SH         DEFINED             37635     500
CIMAREX ENERGY CO COM          COM             171798101       453     24665  SH         SOLE                24665
CISCO SYS INC COM              COM             17275r102       536     31940  SH         SOLE                31940
CONSTELLATION BRANDS CL A      CLA             21036p108       244     20500  SH         SOLE                20500
COSTCO WHSL CORP NEW COM       COM             22160k105       859     18550  SH         SOLE                18550
CVS CORP COM                   COM             126650100      1620     58915  SH         SOLE                58915
DANAHER CORP DEL COM           COM             235851102      1539     28386  SH         SOLE                28386
DENTSPLY INTL INC NEW COM      COM             249030107      1121     41752  SH         SOLE                41752
DIGITAL RIV INC COM            COM             25388b104       281      9430  SH         DEFINED              9030     400
EMERSON ELEC CO COM            COM             291011104       218      7640  SH         SOLE                 7640
ENERGY TRANSFER
PRTNRS UNIT LTD PAR            LP              29273r109       431     11692  SH         SOLE                11692
EXXON MOBIL CORP COM           COM             30231g102      1887     27713  SH         DEFINED             24479           3234
FISERV INC COM                 COM             337738108       466     12770  SH         DEFINED             12120     650
FORD MTR CO DEL COM PAR $0.01  COM             345370860        42     15934  SH         SOLE                15934
FRANKLIN RES INC COM           COM             354613101       321      5961  SH         SOLE                 5961
GENERAL ELEC CO COM            COM             369604103       436     43104  SH         SOLE                43104
HARLEY DAVIDSON INC COM        COM             412822108       183     13692  SH         SOLE                13692
HEALTH CARE REIT INC COM       COM             42217k106       320     10450  SH         SOLE                10450
HONEYWELL INTL INC COM         COM             438516106       325     11650  SH         SOLE                11650
ILLINOIS TOOL WKS INC COM      COM             452308109       217      7046  SH         DEFINED              6696     350
INTEL CORP COM                 COM             458140100       312     20733  SH         SOLE                20733
INTERNATIONAL BUS MACH COM     COM             459200101      1931     19931  SH         SOLE                19931
INTUIT COM                     COM             461202103       807     29880  SH         SOLE                29880
ISHARES TR FTSE
XNHUA IDX CHINA                ETF             464287184       599     29553  SH         DEFINED             20994     300
ISHARES TR MSCI
EAFE IDX EU, ASIA,             ETF             464287465       664     17655  SH         SOLE                17655
ISHARES TR MSCI EMERG MKT      ETF             464287234       525     21167  SH         SOLE                21167
ISHARES TR RUSSELL MCP GR      ETF             464287234       363     12045  SH         SOLE                12045
ISHARES TR RUSSELL1000 GRW     ETF             464287614       242      6885  SH         SOLE                 6885
ISHARES TR S&P LATIN AM 40     ETF             464287390       301     11735  SH         SOLE                11735
JOHNSON & JOHNSON COM          COM             478160104      1895     36029  SH         SOLE                36029
KINDER MORGAN
ENERGY UT LTD PARTNER          LP              494550106      1220     26110  SH         SOLE                26110
LOWES COS INC COM              COM             548661107       933     51100  SH         SOLE                51100
MBT FINANCIAL CORP             COM             578877102       151     81362  SH         SOLE                81362
MCDONALDS CORP COM             COM             580135101       597     10936  SH         SOLE                10936
MEDCO HEALTH SOLUTIONS COM     COM             58405u102      2336     56507  SH         DEFINED             54903           1604
MICROSOFT CORP COM             COM             594918104      1292     70348  SH         SOLE                70348
MONSANTO CO NEW COM            COM             61166w104      1097     13200  SH         SOLE                13200
MORGAN J P CHASE CO INC COM    COM             46625h100       330     12400  SH         SOLE                12400
PEPSICO INC COM                COM             713448108      2229     43307  SH         SOLE                43307
PHILIP MORRIS INTL INC COM     COM             718172109      1039     29215  SH         SOLE                29215
POWERSHARES QQQ TRUST SER 1    ETF             73935a104       311     10250  SH         DEFINED              9500     750
PROCTER & GAMBLE CO COM        COM             742718109      2191     46534  SH         DEFINED             37110           9424
QUALCOMM INC COM               COM             747525103       496     12750  SH         DEFINED             12050     700
SCHLUMBERGER LTD COM           COM             806857108       334      8225  SH         SOLE                 8225
STRYKER CORP COM               COM             863667101      1089     31999  SH         SOLE                31999
SYSCO CORP COM                 COM             871829107       676     29650  SH         SOLE                29650
T ROWE PRICE GROUP INC         COM             74144t108       918     31800  SH         SOLE                31800
UNITED PARCEL SERVICE CL B     CLB             911312106      1104     22420  SH         SOLE                22420
UNITED TECHNOLOGIES CP COM     COM             913017109      1289     29990  SH         SOLE                29990
VERIZON COMMUNICATIONS COM     COM             92343v104      1098     36359  SH         DEFINED             19452          16907
WAL MART STORES INC COM        COM             931142103       220      4215  SH         SOLE                 4215
WALGREEN                       COM             931422109       955     36796  SH         DEFINED             33796    3000
WELLS FARGO & CO NEW COM       COM             949746101      1041     73123  SH         SOLE                73123
WYETH                          COM             983024100       255      5925  SH         SOLE                 5925
ZIMMER HLDGS INC COM           COM             98956p102       333      9112  SH         SOLE                 9112